Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ (803)	€ 1,230
Changes in the fair value of hedges item for the hedged risk	(771)	1,269
Ineffective portion hedged registered in the income statement	(32)	(39)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(1,257)	(142)
Changes in the fair value of hedges item for the hedged risk	(1,238)	(143)
Ineffective portion hedged registered in the income statement	(19)	1
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	35	8
Changes in the fair value of hedges item for the hedged risk	35	7
Ineffective portion hedged registered in the income statement	0	1
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(1,292)	(150)
Changes in the fair value of hedges item for the hedged risk	(1,273)	(150)
Ineffective portion hedged registered in the income statement	(19)	0
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(8)	960
Changes in the fair value of hedges item for the hedged risk	(8)	994
Ineffective portion hedged registered in the income statement	0	(34)
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	1,108	1,510
Changes in the fair value of hedges item for the hedged risk	1,108	1,544
Ineffective portion hedged registered in the income statement	0	(34)
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(1,116)	(550)
Changes in the fair value of hedges item for the hedged risk	(1,116)	(550)
Ineffective portion hedged registered in the income statement	0	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	462	412
Changes in the fair value of hedges item for the hedged risk	475	418
Ineffective portion hedged registered in the income statement	(13)	(6)
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	462	412
Changes in the fair value of hedges item for the hedged risk	475	418
Ineffective portion hedged registered in the income statement	€ (13)	€ (6)